Statement of Shareholder Equity - USD ($)	Common Stock Shares	Common Stock Dollars	Preferred Stock Shares	Preferred Stock Dollars	Additional Paid-In Capital	Retained Earnings/ (Deficit)	Total Shareholder's Equity (Deficit)
Balances at Jun. 30, 2013	202,433,700	202,434	1,000,000	1,000	2,322,103	(2,265,483)	260,054
Net Income (Loss) for 2014						$ (314,423)	$ (314,423)
Balances. at Jun. 30, 2014	202,433,700	202,434	1,000,000	1,000	2,322,103	(2,579,906)	(54,369)
Bankruptcy Settlement	8,683,410	8,683			279,619		288,302
Acquisition of Smarterita Brand	4,500,000	4,500			1,059,000		1,063,500
CEO Compensation Agreement	21,000,000	21,000			193,200		214,200
Services Rendered	18,275,000	18,275			1,904,571		1,922,846
Notes Payable Conversions	115,740,714	115,741			1,107,959		1,223,700
Beneficial Note Payable Conversion Feature		$ 0			$ 12,500		$ 12,500
Issuance of Warrants		$ 0			$ 531,850		$ 531,850
Cashless Exercise of Warrants	18,500,000	18,500			(18,500)		0
Shares Sold	11,223,330	11,223			233,093		244,316
Net Income (Loss) for 2015						$ (16,624,202)	$ (16,624,202)
Balances at Jun. 30, 2015	400,356,154	400,356	1,000,000	1,000	7,625,395	(19,204,108)	11,177,357